Schedule of Derivative Liabilities at Fair Value (Details) (USD $)	3 Months Ended
Jun. 30, 2014
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	$ 337,998
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	(56,098)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	216,236
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	23,787
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	(264,051)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	$ 257,862